Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	AENZA S.A.A.
Trading Symbol	AENZ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	871,917,855
Amendment Flag	false
Entity Central Index Key	0001572621
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-35991
Contact Personnel Name	N/A
Entity Incorporation, State or Country Code	R5
Entity Address, Address Line One	Av. Petit Thouars 4957
Entity Address, City or Town	Miraflores
Entity Address, Postal Zip Code	34
Entity Address, Country	PE
Title of 12(b) Security	Common Shares, par value s/1.00 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Auditor Firm ID	6006
Auditor Name	Moore Assurance S.A.S
Auditor Location	Bogotá, Colombia
Business Contact [Member]
Document Information Line Items
Contact Personnel Name	Daniel Urbina Pérez
Entity Address, Address Line One	Av. Petit Thouars 4957
Entity Address, City or Town	Miraflores
Entity Address, Postal Zip Code	34
Entity Address, Country	PE
City Area Code	011
Local Phone Number	51-1-213-6565
Contact Personnel Email Address	relacion.inversionistas@aenza.com.pe